Income Taxes - Summary Of Reconciliation Of Income Tax Expense(Benefit) At The Statutory Federal Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rate	21.00%	21.00%
State income tax, net of federal benefit	6.10%	6.30%
Permanent differences	(0.30%)	0.20%
Research and development credit benefit	5.10%	3.40%
Change in valuation allowance	(31.90%)	(30.90%)
Effective income tax rate	0.00%	0.00%